Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	CHINA NATURAL RESOURCES, INC.
Entity Central Index Key	0000793628
Entity Incorporation, State or Country Code	F4
Entity Address, Address Line One	Room 2205, 22/F
Entity Address, Address Line Two	West Tower, Shun Tak Centre
Entity Address, Address Line Three	168-200 Connaught Road Central
Entity Address, City or Town	Sheung Wan
Entity Address, Country	HK
City Area Code	011-852
Local Phone Number	2810-7205
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 2202
Entity Address, Address Line Two	Building C, Yintai Center
Entity Address, Address Line Three	#2 Jianguomenwai Ave
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	10 5680 3888
Contact Personnel Name	Richard J. Chang, Esq